Post-employment benefits for associates (Details 7) - Other post-employment benefit plans	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Healthcare cost trend rate assumed for next year	6.50%	7.00%	6.50%
Rate to which the cost trend rate is assumed to decline	4.50%	4.50%	4.50%
Year that the rate reaches the ultimate trend rate	2028	2028	2025